N-2	Oct. 27, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001830926
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-290668
Investment Company Act File Number	811-23856
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	9
Entity Registrant Name	EMERY PARTNERS INCOME CREDIT STRATEGIES FUND
Entity Address, Address Line One	53 State Street
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	866
Local Phone Number	509-1893
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of the Fund’s average net assets)
Management Fee	0.85%
Fees and Interest Payments on Borrowed Funds (1)	0.31%
Other Expenses (1)	0.50%
Acquired Fund Fees and Expenses (2)	1.69%
Total Annual Fund Expenses	3.35%

(1) “Fees and Interest Payments on Borrowed Funds” and “Other Expenses” represent estimated amounts that the Fund is currently incurring.

(2) In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Private Markets Investment Funds in which the Fund invests. Some or all of the Private Markets Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Private Markets Investment Funds’ performance. The Private Markets Investment Funds in which the Fund invests generally charge a management fee of 0.00% to 2.00%, and approximately 0% to 20% of net profits as a carried interest allocation. The fees and expenses indicated are based on the prior fiscal period. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Private Markets Investment Funds, which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

Management Fees [Percent]	0.85%
Interest Expenses on Borrowings [Percent]	0.31%	[1]
Acquired Fund Fees and Expenses [Percent]	1.69%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.50%	[1]
Net Expense over Assets [Percent]	3.35%
Expense Example [Table Text Block]

Example

You would pay the following fees and expenses on a $1,000 investment, assuming a 5.00% annual return, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$34	$103	$175	$364

The example is based on the fees and expenses set forth in the table above, and should not be considered a representation of future expenses. Actual Fund expenses may be greater or less than those shown (and “Acquired Fund Fees and Expenses” also may be greater or less than that shown). Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example. If the Private Markets Investment Funds’ actual rates of return exceed 5%, the dollar amounts could be significantly higher as a result of the Private Markets Investment Funds’ incentive fees.

The Adviser bears all of its own costs incurred in providing investment advisory services to the Fund. As described below, the Fund bears all expenses incurred in the business and investment program of the Fund.

Expenses borne by the Fund (and, thus, indirectly by Shareholders) include:

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all expenses related to the investment program, including, but not limited to: (i) expenses borne through investments in the Private Markets Investment Funds, including, without limitation, any fees and expenses charged by the managers of the Private Markets Investment Funds (such as management fees, performance, carried interests or incentive fees or allocations, monitoring fees, property management fees, and redemption or withdrawal fees); (ii) all costs and expenses directly related to portfolio transactions and positions for the Fund’s account, such as expenses associated with the Fund’s investments in Private Markets Investment Funds (whether or not consummated), and enforcing the Fund’s rights in respect of such investments; (iii) transfer taxes and premiums; (iv) taxes withheld on non-U.S. dividends or other non-U.S. source income; (v) fees for data, software and technology providers; (vi) professional fees (including, without limitation, the fees and expenses of consultants, attorneys and experts); and (vii) if applicable, brokerage commissions, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased and margin fees;

•	the Management Fee;

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all costs and expenses associated with the operation and ongoing registration of the Fund, including, without limitation, all costs and expenses associated with the repurchase offers, offering costs, and the costs of compliance with any applicable Federal or state laws;

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fees of the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Fund (the “Independent Trustees”), and the costs and expenses of holding any meetings of the Board or Shareholders that are regularly scheduled, permitted or required to be held under the terms of the Fund’s governing documents, the 1940 Act or other applicable law;

•	fees and disbursements of any attorneys, accountants, auditors and other consultants and professionals engaged on behalf of the Fund and the Independent Trustees;

•	the costs of a fidelity bond and any liability or other insurance obtained on behalf of the Fund, its officers or the Trustees;

•	recordkeeping, custody, administration and transfer agency fees and expenses, and fees and expenses;

•	all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to Shareholders;

•	all costs and expenses of preparing and filing regulatory documents with the SEC or any federal or state regulator or agency;

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all expenses of computing net asset value, including any equipment or services obtained for the purpose of valuing the investment portfolio, including appraisal and valuation services provided by third parties;

•	all charges for equipment or services used for communications between the Fund and any transfer agent, custodian, administrator or other agent engaged by the Fund;

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any non-routine expenses, which are expenses incurred outside of the ordinary course of business, including, without limitation, those relating to reorganizations, litigation, conducting Shareholder meetings and tender offers and liquidations;

•	all taxes to which the Fund may be subject, directly or indirectly, and whether in the U.S., any state thereof or any other U.S. or non-U.S. jurisdictions;

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costs and charges related to electronic platforms through which investors may access, complete and submit subscription and other fund documents or otherwise facilitate activity with respect to their investment in the Fund; and

•	such other types of expenses as may be approved from time to time by the Board.

The Fund will reimburse the Adviser for any of the above expenses that it pays on behalf of the Fund.

The Private Markets Investment Funds bear various expenses in connection with their operations similar to those incurred by the Fund. The managers of Private Markets Investment Funds generally assess asset-based fees to, and receive incentive-based allocations from, the Private Markets Investment Funds. As a result, the investment returns of the Private Markets Investment Funds will be reduced. As an investor in the Private Markets Investment Funds, the Fund will directly bear its proportionate share of the expenses and fees of the Private Markets Investment Funds and will also be subject to incentive allocations to the Private Markets Investment Fund.

Expense Example, Year 01	$ 34
Expense Example, Years 1 to 3	103
Expense Example, Years 1 to 5	175
Expense Example, Years 1 to 10	$ 364
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective and Policies

The Fund’s investment objective is to seek to provide current income and, secondarily, long-term capital appreciation. Except as otherwise indicated, the Fund may change its investment objective and any of its policies, restrictions, strategies, and techniques without Shareholder approval. For a complete description of the Fund’s fundamental policies, see ‘Investment Objectives and Restrictions - Fundamental Investment Restrictions’ in the SAI.”

Portfolio Investments

The Adviser will seek to achieve the Fund’s investment objective by investing in income-producing assets. The Adviser intends to invest the Fund’s assets primarily through investments in a range of alternative investments and other listed and unlisted securities. Under normal circumstances, at least 80% of the Fund’s Managed Assets (as defined under “Management Fee” below) will be invested in “credit and credit-related investments”. The Fund defines “credit and credit-related investments” as debt securities, such as bonds and loans, yielding securities, and fixed income investments.

The investment strategy involves the careful selection of investment managers (“Underlying Managers”) of funds (including privately offered pooled investment vehicles which are issued in private placements to investors that meet certain suitability standards (“Private Markets Investment Funds”)). In addition, the Fund may invest in co-investments that are originated, serviced, and/or underwritten by the Underlying Managers (but not with other funds and accounts managed by the Adviser, unless subject to exemptive relief) (“Co-Investments”) and direct investments (“Direct Investments”) originated, serviced, and/or underwritten by the Fund itself, which typically include private credit instruments, asset backed and structured credit agreements, lease agreements, other credit-related securities, originated, serviced, and/or underwritten by the Fund itself. Under normal circumstances, the Adviser expects the Fund to invest more than 50% of its assets in Private Markets Investment Funds with the remainder to be invested in Co-Investments up to 30% of its assets and Direct Investments up to 20% of its assets. The Fund will consider the investments of such Private Markets Investment Funds when determining its compliance with its 80% policy.

The actual allocation of investments may vary both from time to time and over time depending upon market circumstances among other factors. In targeting these allocations, the Adviser also will take into account the requirement for qualifying to be taxed as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund intends to seek opportunities that have either been overlooked or misunderstood by the market or that otherwise represent attractive return potential relative to other comparable investment opportunities.  The Adviser believes that there may be investment opportunities in complex credit markets that are under-capitalized by traditional lenders (which will vary over time depending on market conditions) that could offer attractive risk-adjusted return potential. The assets of the Fund are expected to be generally allocated to privately offered alternative investments through Private Markets Investment Funds targeting relative and/or absolute returns primarily through implementing alternative credit strategies, such as: receivables factoring, bridge financing, senior secured lending, senior unsecured lending, junior debt, mezzanine lending, providing lines of credit, asset-based lending, structured products, leasing, royalty payments, collateralized loan obligations, and derivatives thereof, and similar. Underlying assets owned by the Fund and/or Private Markets Investment Funds typically include private credit instruments, asset backed and structured credit agreements, lease agreements, other credit-related securities, and derivatives. The Fund intends to seek, on an ongoing basis, to identify successful Private Markets Investment Funds within the foregoing focus areas.

The Fund expects to focus on opportunities predominantly originated in North America, Europe, and other developed countries, although the Fund may also invest in areas outside of these geographies. Approximately 30% of the Fund’s investments are currently expected to be non-U.S. investments.

The allocation of investments will vary both from time to time and over time depending upon market circumstances among other factors. The Adviser will also take into account the requirement for qualifying to be taxed as a RIC under the Code.

Investment Process

The Adviser seeks to achieve the investment objectives by utilizing a rigorous due diligence and manager selection process consisting of idea generation and sourcing, underwriting, operational due diligence, portfolio construction, and monitoring and risk management.

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Idea Generation and Sourcing. The Investment Process begins with identifying opportunity sets that align with the objective of the Fund. The Fund targets assets and strategies that are typically short in duration, self-liquidating, have structural protections and credit enhancements, and are cash-flowing with limited or no use of leverage. Opportunity sets are generally not well-capitalized by traditional lenders, are often misunderstood and complex, and may require specific industry or market skill to operate within. Opportunity sets are identified both from a top-down macro perspective as well as a bottoms-up method by identifying new strategies on an ad-hoc basis. The opportunity set is analyzed to determine whether barriers to entry exist and what the risks are to the sustainability of attractive risk-adjusted returns potential. The Adviser has developed a vast network of managers, consultants, and industry contacts that acts as a sourcing channel to access differentiated and often capacity constrained opportunities.

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Underwriting. Once a compelling opportunity is identified, the research team conducts a comprehensive investment due diligence process to evaluate the portfolio utility and potential investment-related risks of the particular manager and strategy. The research team reviews the prospective manager’s ownership structure, investment team experience and qualifications, team turnover, and decision-making process to understand the incentive alignment of the organization and relative strengths and weaknesses of the investment and leadership teams. The research team evaluates the prospective manager’s process, including how they source, filter, underwrite, structure, and size positions to properly manage portfolios. The prospective manager’s track record including performance attribution, loan tapes, non-performing assets and work-outs, volatility, exposures, drawdowns, and turnover are analyzed by the research team as part of this process. In conjunction with the review of a prospective manager, the research team will speak with industry professionals and other managers in similar markets to conduct a cross-sectional peer analysis of strategies, processes, and performance to determine the manager’s relative edge in the market they operate within. Typically, the underwriting process is iterative and takes multiple weeks of calls, in-person meetings, and document reviews to compile a formal investment memorandum on a particular manager or investment opportunity.

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Operational Due Diligence. Once it is determined that a manager or investment opportunity is a likely candidate for inclusion in the Fund, the Adviser conducts an operational due diligence review of the risks associated with the prospective manager’s business and operations. The review concentrates on an assessment of the manager’s people, processes, systems, regulatory and compliance, and external elements that may pose risk to the overall management of the investment strategy and are typically not covered in the investment due diligence review. Items covered include, but are not limited to, a review of the organizations corporate structure, employee compensation, investor composition, policies and procedures (business continuity, code of ethics, expense policy, cash and wire controls, valuations, allocations), legal and compliance checks, mock compliance audits, deficiencies and remedies, information security policies, breach response policies, technology infrastructure, cyber insurance and others. The operational due diligence findings are collected and presented on the Adviser’s proprietary Operational Due Diligence Questionnaire. The operational due diligence process is typically performed in-house by the Adviser and in some cases outsourced to operational due diligence professionals.

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Portfolio Construction. After a prospective manager or investment opportunity has completed the investment and operational due diligence phases, an analysis is conducted by the portfolio manager with a recommendation to be included in the Fund. Position sizing is determined based on a variety of factors, which include the risk-adjusted expected return, correlation to traditional asset classes or other strategies in the Fund, expected volatility, portfolio exposure and concentration, liquidity, and cost structure. Under normal circumstances, the Adviser expects the Fund to invest more than 50% of its assets in Private Markets Investment Funds with the remainder to be invested in Co-Investments up to 30% of its assets and Direct Investments up to 20% of its assets. The Fund does not maintain specific targets for industries, sectors, strategies, geographies, maturities, duration, or credit quality when constructing the portfolio. However, the Adviser is cognizant of these factors and is highly concerned with balancing the risk of the portfolio through diversification and liquidity management.

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Monitoring and Risk Management. After an Underlying Manager, Co-Investment, or Direct Investment has been included in the Fund, the research team continuously monitors the position to evaluate whether it is performing to the underwritten expectations. The research team routinely dialogues with portfolio investments to discuss exposures, performance, loan tapes, struggling assets, attribution, and changes in the opportunity set to monitor for style drift or diminishing excess returns. The research team uses quantitative and qualitative metrics to review and periodically test the investment thesis. On an ongoing basis, the portfolio’s concentration, market and tail risk exposure, liquidity, and duration are monitored to ensure the portfolio is positioned in-line with the objective and strategy. The portfolio manager regularly reviews these risks and the portfolio.

The SAI contains a list of other fundamental and non-fundamental investment policies of the Fund under the heading “Investment Objectives and Restrictions.”

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

The value of the Fund’s net assets may fluctuate in response to fluctuations in the value of the portfolio investments in which the Fund invests. Discussed below are the investments generally made by Private Markets Investment Funds and where applicable, the Fund directly, and the principal risks that the Adviser and the Fund believe are associated with those investments. In response to adverse market, economic or political conditions, the Fund may invest temporarily in high quality fixed income securities, money market instruments and affiliated or unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Fund may also make these types of investments pending the investment of assets in Private Markets Investment Funds or to maintain the liquidity necessary to effect repurchases of the Fund’s Shares. When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various investments selected by the Fund will produce positive returns or avoid losses or that the Fund will achieve its investment objective.

The following discussions of the various risks associated with the Fund and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund will update this Prospectus to account for any material changes in the risks involved with an investment in the Fund.

Investment Funds Risk. The Fund may obtain investment exposure to various asset classes by investing in other investment companies, including registered investment companies, such as ETFs, mutual funds and closed-end funds, as well as hedge funds, private equity funds, or other Private Markets Investment Funds that are not registered under the 1940 Act. Additional risks of investing in Investment Funds, where noted, are described below:

Strategies Risk: Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them.

Multiple Levels of Fees and Expenses: By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Risk Related to Net Asset Value and Market Price. The market value of the ETFs and closed-end fund shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

Unregistered Investment Funds Risk. A significant portion of the vehicles in which the Fund may invest will likely not be registered under the 1940 Act and, therefore, not subject to the 1940 Act. As a result, the Fund’s investments will not be subject to certain protections afforded to investors under the 1940 Act. These protections include, but are not limited to, certain corporate governance standards, as well as statutory protections against self-dealing and leverage limitations.

Additional Private Markets Investment Funds Risk. Due to the Fund’s investments in Private Markets Investment Funds, the Fund is subject to risks associated with legal and regulatory changes applicable to financial institutions generally, or hedge funds and private equity funds, such as the Private Markets Investment Funds in particular. The Fund may not be able to invest in certain Private Markets Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Private Markets Investment Fund that has been identified as an attractive investment opportunity. The Fund’s investments in certain Private Markets Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Private Markets Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Private Markets Investment Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

Private Markets Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. Private Markets Investment Fund managers may invest the Private Markets Investment Funds’ assets in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Markets Investment Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A Private Markets Investment Fund manager may focus on a particular industry or sector, (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which may subject the Private Markets Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A Private Markets Investment Fund manager may focus on a particular country or geographic region, which may subject the Private Markets Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. Private Markets Investment Fund managers may use derivatives for speculative or hedging purposes. Private Markets Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Markets Investment Fund managers may not be registered under the Investment Advisers Act of 1940, as amended. Private Markets Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Private Markets Investment Funds. Private Markets Investment Fund managers may sell short securities held by Private Markets Investment Funds, which presents the theoretical risk of unlimited loss because of increases in the market price of the security sold short, and the risk that Private Markets Investment Funds’ short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. Private

Markets Investment Fund managers may change their investment strategies at any time. Private Markets Investment Fund managers may invest the Private Markets Investment Funds’ assets without limitation in restricted and illiquid securities. Private Markets Investment Fund managers may invest the Private Markets Investment Funds’ assets in equity securities without limitation as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies, the prices of which may be subject to erratic market movements. Private Markets Investment Fund managers may charge Private Markets Investment Fund investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of a Private Markets Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Markets Investment Fund managers to make investments that are riskier or more speculative than in the absence of these fees.

Additional Risk. The strategy of investing in Investment Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of investment company shares by the Fund may prevent the Fund from allocating investments in the manner the Adviser considers optimal. Generally, the Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any investment company, such as closed-end funds, mutual funds or ETFs, unless it is able to make purchases in reliance upon an Investment Fund’s exemptive order that permits investments in excess of the limits stated above.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, directly or through Investment Funds, the value of the Fund’s investment may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk. One of the risks associated with the Fund’s investments is credit risk, which is the risk that an issuer or borrower will be unable to make principal and interest payments on its outstanding debt obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return would be adversely impacted if an issuer of debt securities or a borrower under a loan in which the Fund’s invests becomes unable to make such payments when due. Although the Fund may make investments that the Adviser believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment.

Counterparty Risk.  Markets in which the Fund effects its transactions may be “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Fraud Risk. A concern when investing in loans and other debt securities is the possibility of a material misrepresentation or omission on the part of the borrower. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund relies upon the accuracy and completeness of representations made by borrowers to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

High Yield Securities Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund’s Share price may decrease, and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Such securities also may include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s Share price. Investments in high yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stock and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of convertible securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Convertible securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed-income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund or an Investment Fund is called for redemption, the Fund or Investment Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund or Investment Fund. In addition, the Fund and certain Investment Funds may invest in convertible securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s Share price. Convertible securities have characteristics similar to common stock especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. The Fund intends to qualify as RIC under Subchapter M of the Code, which requires compliance with certain requirements concerning the diversification of its assets. The Fund’s investments in convertible securities can cause challenges for the Fund to comply with these requirements because the valuation of a convertible security may change in a notable manner when its conversion feature is “in the money.”

Preferred Securities Risk. Preferred securities represent equity interests in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments. Preferred securities are subject to issuer specific and market risks applicable generally to equity securities and are sensitive to changes in the issuer’s credit worthiness and to changes in interest rates and may decline in value if interest rates rise. In addition, preferred securities often have features that can adversely affect their returns, including the following:

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;

•	Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity;

•	An issuer may be able to exercise an option to redeem its preferred securities at par earlier than scheduled; and

•	Certain preferred securities, for example, have redemption features that are triggered by changes in U.S. federal income tax or securities laws.

Equity Securities Risk. When the Fund invests in equity securities, the Fund’s investments in those securities are subject to price fluctuations based on a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and broader domestic and international political and economic events. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular equity security held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to the market risks described above. Common equity securities in which the Fund may invest are structurally subordinated to preferred equity securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers. In addition, dividends on common equity securities which the Fund may hold are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Tax Risk. The Fund faces the risk that it could fail to qualify as a RIC under Subchapter M of the Code, and the risk of changes in tax laws or regulations, or interpretations thereof, possibly with retroactive effect, which could adversely affect the Fund and/or its Shareholders. The federal, state, local and foreign income and other tax consequences of an investment in Fund Shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Foreign Investment Risk. Foreign securities may be issued and traded in foreign currencies. As a result, changes in exchange rates between foreign currencies may affect their values in U.S. dollar terms. For example, if the value of the U.S. dollar goes up, compared to a foreign currency, a loan payable in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. The Fund and certain Investment Funds may employ hedging techniques to minimize these risks, but there can be no assurance that the Fund or Investment Funds will, in fact, hedge currency risk or, that if the Fund or an Investment Fund does, such strategies will be effective. The political, economic, and social structure of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. A government may take over assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for us to vote proxies, exercise stockholder rights, and pursue legal remedies with respect to foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of our investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and to consider with respect to the Fund’s investments in foreign securities. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the United States. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) may involve delays in payment, delivery or recovery of money or investments. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and some countries may lack uniform accounting and auditing standards. Thus, in certain situations, there may be less information publicly available about foreign companies than about most U.S. companies. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located, and the Fund may not be able to pass through to its Shareholders’ foreign tax credits or deductions with respect to these taxes.

Emerging Market Risk. The Fund may invest a portion of its assets in countries with newly organized or less developed securities markets directly or indirectly through its investments in Investment Funds. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s or Investment Fund’s value or prevent the Fund or Investment Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Restricted and Illiquid Investments Risk. The Fund’s and certain Investment Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund or Investment Fund would be difficult to sell, possibly preventing the Fund or Investment Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund or Investment Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations. Investment Funds with principal investment strategies that involve securities of non-traded REITs, companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leverage Risk. The use of leverage, such as borrowing money to purchase securities, by the Fund or certain Investment Funds will magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage via short selling and short positions in futures contracts will also magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage by the Fund or the Investment Funds can substantially increase the adverse impact of risks to which an investment in the Fund may be subject. Generally, the use of leverage also will cause the Fund or Investment Fund to have higher expenses (especially interest and/or short selling-related dividend expenses) than those of funds that do not use such techniques. Trading securities on margin results in interest charges and, depending on the amount of trading activity, such charges could be substantial. The level of interest rates generally, and the rates at which the Fund and the Investment Funds can borrow in particular, can affect the operating results of the Fund. The low margin deposits normally required in futures and forward trading permit a high degree of leverage; accordingly, a relatively small price movement in a futures contract can result in immediate and substantial losses to the investor. Such a high degree of leverage necessarily entails a high degree of risk. In addition, a lender to the Fund or Investment Fund may terminate or refuse to renew any credit facility. If the Fund or Investment Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. The Fund’s use of leverage can produce “unrelated business taxable income”, which can pose a meaningful problem for tax-exempt Shareholders.

Management Risk. The NAV of the Fund changes based on the performance of the securities, derivatives and other instruments in which it invests. The Adviser’s and Investment Funds’ managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of Investment Funds may also prove incorrect and may not produce the desired results.

Business and Regulatory Risks. Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances (including wars, terrorist acts or security operations), may adversely affect the Fund.

Repurchase Policy Risks. Repurchases by the Fund of its Shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. Repurchase of Shares will tend to reduce the number of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional Shares are not sold. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders. Please see “Taxation of Shareholders – Sales, Exchanges, or Redemptions” below for more detailed information.

Nature of the Fund. The Fund may make investments in Private Markets Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. Such Private Markets Investment Funds invest may in turn invest in portfolio companies that have no, or relatively short, operating histories, which may have to compete with other companies with greater resources, which are also dependent upon a few key individuals for the successful development and manufacture of products, management, marketing or other critical functions, which may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence or which may require substantial additional capital to support. The Fund will not necessarily have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Markets Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Multiple Levels of Expense. Shareholders will pay the fees and expenses of the Fund and will indirectly bear the fees, expenses, and carried interest (if any) of the Private Markets Investment Funds in which the Fund invests. This will result in greater expense to the Shareholders than if such fees, expenses and, as applicable, carried interest were not charged by the Fund and the Private Markets Investment Funds.

Limitations on Transfer. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. Therefore, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Repurchase Risks. Any repurchase of Shares by the Fund will only be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. The Fund is not required to repurchase Shares at any time.

With respect to any future repurchase offer, Shareholders tendering Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which will generally be approximately 90 days prior to the date that the Shares to be repurchased are valued by the Fund. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased prior to making a decision to tender. General economic and market conditions, or specific events affecting one or more underlying portfolio investments, could cause a decline in the value of Shares in the Fund after a Shareholder elects to tender Shares through the date that the Fund values such Shares for repurchase. Therefore, the value of a Shareholder’s Shares at the time the Fund repurchases such Shares may be lower relative to the date that the Shareholder elected to tender such Shares. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly.

In addition, the Fund’s investments in portfolio investments are subject to lengthy lock-up periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to NAV and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions, and the Fund may require and be unable to obtain the Private Markets Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if the Fund is not able to dispose of its interests in portfolio investments in a timely manner. When the Fund disposes of portfolio investments to raise cash to facilitate repurchases, the Fund will not be as fully invested in portfolio investments as it was prior to such dispositions and thus may not be able to achieve returns at a level that it would if it was more fully invested.

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent the Fund obtains repurchase proceeds by disposition of its interest in certain Private Market Assets, the Fund will thereafter hold a larger proportion of its assets in the remaining Private Market Assets, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining portfolio investments may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s portfolio investments, in that the Fund’s performance may be tied to the performance of fewer portfolio investments and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Availability of Suitable Investments. Although the Adviser believes that it should be able to find, and negotiate satisfactory terms for, suitable investments in sufficient quantity for the Fund, changes in various factors (including, among other factors, the interest rate environment, inflation, general economic conditions, securities market conditions, competition from other investors, tax burdens, foreign exchange rates and foreign political upheaval or instability) may adversely affect the availability of attractive investment opportunities for the Fund. Accordingly, there can be no assurances that the Fund will be able to invest fully or that suitable investment opportunities will be available.

Economic Environment. If market conditions deteriorate, the level of attractive investment opportunities for the Fund and the Private Markets Investment Funds may decline from the Adviser’s current expectations. It is possible that the Fund and the Private Markets Investment Funds may take a longer than anticipated time to invest capital, and as a result, for some period of time, the Fund may be relatively concentrated in a limited number of investments. Further, the Fund and the Private Markets Investment Funds may experience increased difficulty exiting an existing investment if a need for liquidity arises. Certain investments may be liquidated at a lower price than the Adviser believes reflects the asset’s fair value.

Diverse Shareholders. The Shareholders in the Fund may include persons or entities located in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Fund. As a result, conflicts of interest may arise in connection with decisions made by the Adviser that may be more beneficial for one type of Shareholder than for another type of Shareholder.

General Economic and Market Risk. Through its portfolio investments, the Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies. A recession or an adverse development in the U.S. and/or foreign securities markets might have an adverse impact on some or all of the investments of the Fund, and thus the value of an investment in the Fund.

Illiquidity of Investments. An investor’s participation in the Fund requires a long-term commitment, with no certainty of return. The Adviser does not expect the Fund to receive substantial amounts of income or to realize substantial gains over the near term. The Fund’s investments in Private Markets Investment Funds, and most of the portfolio investments of such Private Markets Investment Funds will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale. The Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investment may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable and the Fund or a Private Markets Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund or Private Markets Investment Funds may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund or Private Markets Investment Funds may be required to hold such investments despite adverse price movements. Even those markets which the Adviser or a general partner or manager of a Private Markets Investment Fund expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.

Difficulty of Valuing the Fund’s Investments. Generally, there will be no readily available market for the Fund’s investments and, hence, the valuation of the Fund’s investments is difficult and not without uncertainty and may not necessarily reflect the valuation of any such investment’s underlying assets. Valuations of the Fund’s investments will be determined by the Adviser in its sole discretion and will be final and conclusive to all of the Shareholders. The Adviser conducts a fair valuation of the Fund’s private investments based on valuations provided by the managers of such investments, which valuations may also be based on fair valuation procedures. These fair value determinations may prove to be inaccurate. The Adviser may face a conflict of interest in valuing investments that lack a readily accessible market value as the value of the assets held by the Fund will affect the compensation of the Adviser.

The fair values of private investments are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase or the Shareholder’s repurchase proceeds in a repurchase offer. Therefore, Shares may be purchased or repurchased at an NAV that may later turn out to have been incorrect.

Inability to Meet Investment Objective or Investment Strategy. The success of the Fund depends upon the ability of the Adviser to identify, select, develop and invest in portfolio investments that the Adviser believes offer the potential of superior relative returns. Similarly, the success of each of the Private Markets Investment Funds depends on the availability of appropriate investment opportunities and the ability of the general partners of such Private Markets Investment Funds to identify, select, develop and invest in appropriate investments. The availability of such opportunities will depend, in part, upon general market conditions. Factors beyond the Adviser’s control also may limit the availability of certain investments. For example, certain venture capital funds have announced they will not allow funds of funds to invest in their latest funds. It is possible that other private equity funds will be similarly reluctant to accept commitments from funds of funds due to concerns related to access to, and confidentiality of, information. Although the Adviser believes that significant investment opportunities currently exist, there can be no assurance that they will continue to exist or that the Adviser or the manager of any Private Markets Investment Fund will be able to identify, select, develop and invest in a sufficient number of opportunities to permit the Fund to invest all of their capital commitments or to diversify their portfolio investments to the extent described herein. In addition, as the number of funds managed by the Adviser increases, the portion of an investment opportunity allocated to any one fund (including the Fund) may decrease.

Performance of Investments. The performance of each Private Markets Investment Fund will be affected by the performance of each of such Private Markets Investment Fund’s underlying investments. Many factors will contribute to the performance of each such investment including: default rates and levels and timing of recoveries on investments; the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments; and the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments, among other factors.

In addition, the performance of Private Markets Investment Funds are difficult to measure and therefore such measurements may not be as reliable as performance information for other investment products because, among other things: (i) there is often no market for underlying investments, (ii) Private Markets Investment Funds take years to achieve a realization event and are difficult to value before realization, (iii) Private Markets Investment Funds are made over time as capital is drawn down from investments, (iv) the performance record of their investments are not established until the final distributions are made, which may be 10-12 years or longer after the initial closing and (v) industry performance information for Private Markets Investment Funds’ investments may be skewed upwards due to survivor bias and lack of reporting by underperforming managers.

Non-Diversification Risk. The Private Markets Investment Funds in which the Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the Private Markets Investment Funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Control of Portfolio Companies. A Private Markets Investment Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests that could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Reliance on Management. Unless otherwise provided by the 1940 Act, investors will have no right or power to participate in the management of the Fund or remove or replace the Adviser. All decisions with respect to the management of the Fund will be made by the Adviser who, among other things, will select the investments of the Fund. The managers and general partners of the Private Markets Investment Funds selected by the Adviser will in turn make all decisions with respect to the assets invested in such Private Markets Investment Funds. The Adviser will have no direct management authority with respect to either the Private Markets Investment Funds or their portfolio companies and will be relying largely on the management skills of the advisors and managers of the Private Markets Investment Funds and their portfolio companies. The success of the Fund will be dependent upon, among other things, the financial judgment and abilities of the Adviser and the managers and general partners of the Private Markets Investment Funds and their affiliates. Of course, past performance of the Adviser and the managers or general partners of the Private Markets Investment Funds is not a guarantee of future results.

Possibility of Fraud and Other Misconduct. When the Fund invests in the Private Markets Investment Funds, the Fund does not have custody of the assets or control of its investment by the Private Markets Investment Funds. The Private Markets Investment Funds could divert or abscond with the Fund’s assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct, resulting in losses to the Fund. Such misconduct is very difficult or impossible to detect and may not come to light until substantial losses have been incurred.

Distressed, Special Situations and Venture Investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial conditions. New ventures may require considerable additional capital to develop technologies and markets, acquire customers and achieve or maintain a competitive position. This capital may not be available at all, or on acceptable terms. Further, the technologies and markets of such companies may not develop as anticipated, even after substantial expenditures of capital. Such companies may face intense competition from established companies with much greater financial and technical resources, more extensive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel.

Emerging Markets. The Fund may invest, directly or indirectly, in portfolio companies based in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and of developed foreign markets. Disclosure and regulatory standards in emerging markets are in many respects less stringent than in the United States and in developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a loss of any or all of an investment and, in the case of fixed-income securities, interest thereon. It also may be difficult to enforce contractual or other legal rights in certain countries. For example, legal proceedings in certain jurisdictions may take many years longer to conclude than similar proceedings in more developed countries. Moreover, once a judgment is obtained, a variety of causes may make enforcement or collection of that judgment difficult.

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Fund or a Private Markets Investment Fund invests may result in a liability far in excess of available insurance coverage. The Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Fund.

Investment and Repatriation Restrictions. Foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. The risks relating to investments in non-U.S. securities may be heightened, for example, with respect to the possibility of nationalization or expropriation and limits on trade and foreign direct investment. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of foreign investment has liberalized in recent years in some countries, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions. These measures could adversely affect the returns associated with certain investments of the Fund.

Competition. The business of investing in private markets opportunities, such as leveraged acquisitions, reorganizations, and private equity situations is highly competitive, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. In addition, the current private equity environment has become even more competitive as hedge funds have begun to compete for investment opportunities that have traditionally been targeted by private equity funds. Moreover, the identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There are no assurances that the Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

Cybersecurity Risk. The failure in cybersecurity systems, as well as the occurrence of events unanticipated in disaster recovery systems and management continuity planning could impair the ability of the Fund to conduct business effectively. The occurrence of a disaster such as a cyberattack, a natural catastrophe, an industrial accident, events unanticipated in the Adviser’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the ability of the Fund to conduct business and on its results of operations and financial condition, particularly if those events affect computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such events could also have an adverse effect on the Private Markets Investment Funds or their respective managers.

The Fund will depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, computer systems could be subject to cyberattacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser or the managers of the Private Markets Investment Funds may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, their computer systems and networks, or otherwise cause interruptions or malfunctions in their operations or the operations of the Fund or the Private Markets Investment Funds, which could result in reputational damage, financial losses, litigation, increased costs, and/or regulatory penalties.

Third parties with which the Fund will do business may also be sources of cybersecurity or other technological risks. Certain functions are outsourced and these relationships allow for the storage and processing of the Fund’s or Adviser’s information, as well as customer, counterparty, employee and borrower information. While the Adviser engages in actions to reduce exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above.

Lack of Regulatory Oversight. The Private Markets Investments Funds typically will not be registered as investment companies under the 1940 Act. The 1940 Act provides certain protections to investors and imposes certain restrictions on registered investment companies, none of which will be applicable to the Fund’s investments in Private Markets Investment Funds.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Fund’s investments may adversely affect such investments. For example, from time to time the market for private equity transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for such transactions, in part in response to regulatory pressure on providers of financing to reduce or eliminate their exposure to such transactions. Certain Private Markets Investment Funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent Private Markets Investment Funds or the Fund from making certain investments that they otherwise would make. Other regulations may require the Private Markets Investment Funds or the Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment. For example, the Fund may be subject to the regulations of the U.S. Federal Communications Commission (“FCC”) if it invests in an entity that has a direct or indirect interest in, owns or controls a “media company” (as defined by FCC regulations), such as a television or radio station, cable system or daily newspaper. These restrictions may, among other things, prohibit certain communications between an investor (or such investor’s officers, directors, partners or other officials) and the Adviser pertaining to the operations of the media company and may limit an investor from serving as an agent or employee of the Fund.

The Fund, the Adviser, and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. Some of this evolution may be directed at the private fund industry in general or certain segments of the industry, and may result in scrutiny or claims against the Fund, the Adviser, or their affiliates directly for actions taken or not taken by the Fund or the Adviser. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some portfolio investments unavailable to the Fund. The effect on the Fund, the Adviser, or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse.

Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during recent years have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general. Certain legislation proposing greater regulation of the industry periodically is considered by Congress, as well as the governing bodies of non-U.S. jurisdictions. It is impossible to predict what, if any, changes in the regulations applicable to the Fund or the Private Markets Investment Funds may be instituted in the future. Any such regulation could have a material adverse impact on the profit potential of the Fund or the Private Markets Investment Funds.

Enhanced Scrutiny and Potential Regulation of the Private Investment Partnership Industry and the Financial Services Industry. The Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations, is based on laws and regulations that are subject to change through legislative, judicial, and/or administrative action. Future legislative, judicial, and/or administrative action could adversely affect the Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations.

On July 21, 2010, President Obama signed into law the Dodd-Frank Act. The Dodd-Frank Act provided for a number of changes to the regulatory regime governing investment advisers and Private Markets Investment Funds, including the Adviser and the Fund. Among other effects, the Dodd-Frank Act imposed increased recordkeeping and reporting obligations on the Adviser and on the managers of the Private Markets Investment Funds. Records and reports relating to the Fund that must be maintained by the Adviser and are subject to inspection by the SEC include (i) assets under management and use of leverage (including off-balance-sheet leverage), (ii) counterparty credit risk exposure, (iii) trading and investment positions, (iv) valuation policies and practices of the Fund, (v) type of assets held, (vi) side arrangements or side letters; (vii) trading practices; and (viii) certain other information. While the Dodd-Frank Act subjects such records and reports to certain confidentiality provisions and provides an exemption from the U.S. Freedom of Information Act (“FOIA”), no assurance can be given that the mandated disclosure of records or reports to the SEC or other governmental entities will not have a significant negative impact on the Fund or the Adviser. It is possible that the increased regulatory burden, along with the corresponding increase in compliance costs, may cause some sponsors of Private Markets Investment Funds to exit the private fund industry, thereby decreasing the pool of eligible funds for investments.

The Adviser is required to comply with a variety of periodic reporting and compliance-related obligations under applicable laws (including, without limitation, the obligation of the Adviser and its affiliates to make regulatory filings with respect to the Fund and their activities under the Advisers Act (including, without limitation, Form PF and reports or notices in connection with the Alternative Investment Fund Managers Directive and/or U.S. Commodity Futures Tradition Commission-related matters)). In light of the heightened regulatory environment in which the Fund and the Adviser operate and the ever-increasing regulations applicable to Private Markets Investment Funds and their investment advisors, it has become increasingly expensive and time-consuming for the Fund, the Adviser, and their affiliates to comply with such regulatory reporting and compliance-related obligations. Furthermore, various federal, state, and local agencies have been examining the role of placement agents, finders, and other similar service providers in the context of investment by public pension plans and other similar entities, including investigations and requests for information. The Adviser may be required to provide certain information regarding investors in the Fund to regulatory agencies and bodies in order to comply with applicable laws and regulations. There can be no assurance that any of the foregoing will not have an adverse impact on the Adviser or otherwise impede the Fund’s ability to effectively achieve its investment objectives.

Investment Banking and Other Fees. The manager of a Private Markets Investment Fund may receive the economic benefit of certain fees from its portfolio companies for investment banking services and in connection with unconsummated transactions (e.g., topping, break-up, monitoring, directors’, organizational and set-up fees, and financial advisory fees).

Material, Non-Public Information. Managers of the Private Markets Investment Funds may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities. A Private Markets Investment Fund would not be free to act upon any such information. Due to these restrictions, a Private Markets Investment Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell a portfolio investment that it might otherwise have sold.

Constraints of Confidentiality Agreements. In the course of its investment process, the Fund and/or the Adviser may be required to enter into confidentiality agreements with current or potential Private Markets Investment Funds, sellers of Secondary Fund Investments, portfolio companies and other counterparties that would prohibit the Fund and/or its affiliates from publicly disclosing sensitive information relating to certain investment opportunities. These arrangements could result in liabilities for the Fund, in particular if a Shareholder that is required or compelled to publicly release information regarding its investments, such as pursuant to FOIA or other similar state or local disclosure laws applicable to such Shareholder, publicly discloses such information in response to an information request or otherwise. The Fund may choose, but is not required, to decline such investment opportunities in order to avoid the risk of exposing the Fund to such liability. As a result, the Fund’s investment flexibility may be constrained by these concerns, which may affect the Adviser’s ability to broaden the Fund’s investment portfolios and attain the diversification it would otherwise prefer.

Provision of Managerial Assistance. A Private Markets Investment Fund may obtain rights to participate substantially in and to influence substantially the conduct of the management of its portfolio companies that could expose such Private Markets Investment Fund or the Fund to claims by a portfolio company, its security holders and its creditors.

Disposition of Investments. In connection with the disposition of an investment in a portfolio company, a Private Markets Investment Fund may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of any business. A Private Markets Investment Fund may also be required to indemnify the purchasers of such investment to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the investors (including the Fund) in such Private Markets Investment Fund.

Failure to Make Capital Contributions. Typically, under its investment documentation or partnership agreement, a Private Markets Investment Fund may seek damages from an investor (such as the Fund) or impose upon the investor substantial penalties, such as the forfeiture of a substantial portion (e.g., 50% or more) of its investment in such Private Markets Investment Fund, if the investor fails to contribute a required installment of its capital commitment. A Private Markets Investment Fund may be unable to make planned investments if any of its investors fails to make required capital contributions, and may itself become subject to damages for breach of contract in respect of a planned investment. Accordingly, failure to make planned investments may adversely affect the value of the Fund’s investment in a Private Markets Investment Fund and accordingly the value of an investment in the Fund.

Indemnification. A Private Markets Investment Fund may indemnify its managers and their affiliates and personnel against claims, liabilities and expenses, including legal fees, incurred by them by reason of their activities on behalf of a Private Markets Investment Fund and its respective portfolio companies. The Fund’s indemnification obligations under such provisions generally will not be in excess of the Fund’s capital commitment to, plus distributions from, such Private Markets Investment Fund.

Tax Risks. The Fund does not currently anticipate being classified as a “publicly offered regulated investment company” under the applicable tax rules, which may require the imputation of such expenses to the Fund’s Shareholders. Certain expenses of a RIC that is not “publicly offered,” including advisory fees, may not be deductible by certain Shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such Shareholder’s pro rata portion of the affected expenses will be treated as an additional dividend to the Shareholder and will be deductible by such Shareholder. Miscellaneous itemized deductions are not deductible by non-corporate taxpayers in taxable years beginning before 2026 and are subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Internal Revenue Code. No miscellaneous itemized deduction is allowed for any taxable year beginning before 2026. A RIC is not “publicly offered” unless its shares are (i) continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended), (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year.

The Fund or underlying portfolio investments will seek to restrict non-qualifying income from such investments that do not generate qualifying income, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the “Gross Income Test” (as described in the section below titled “U.S. Federal Income Tax Matters”) necessary for the Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code. To the extent the Fund invests in portfolio investments that make investments into portfolio companies that are partnerships or transparent for U.S. federal income tax purposes, the Fund may be allocated non-qualifying income from such portfolio companies. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with the Gross Income Test could have significant negative tax consequences to Fund Shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Gross Income Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) Shareholder’s returns.

The Fund may gain most of its exposure to certain operating portfolio companies and real estate through certain domestic and non-U.S. entities treated as corporations for U.S. federal income tax purposes within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC. To the extent the Fund invests through domestic corporate entities (that are not REITs), any income will likely be subject to the 21% corporate level tax before being distributed to the Fund as a dividend. To the extent that the Fund invests through non-U.S. corporate entities, such entities may be treated as a “controlled foreign corporation” under the Internal Revenue Code. The IRS issued final regulations pursuant to which the “Subpart F” income (defined in Section 951 of the Internal Revenue Code to include certain passive income) of the Fund attributable to its investment in a “controlled foreign corporation” is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in such “controlled foreign corporations” to be derived with respect to the Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income”. The Adviser will carefully monitor the Fund’s investments in such corporate entities to ensure that no more than 25% of the Fund’s assets are treated as invested in a single “issuer” for purposes of the Asset Diversification Test (as described in the section below titled “U.S. Federal Income Tax Matters”). Failure to comply with the Asset Diversification Test could have significant negative tax consequences to Fund Shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Asset Diversification Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) Shareholder’s returns.

In addition, the Fund’s investment in “controlled foreign corporations” may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax as described in the section below titled “U.S. Federal Income Tax Matters”. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so. Failure to satisfy the Distribution Requirement will result in taxation of the Fund as a regular corporation.

Key Personnel. The performance of the Fund will depend in significant part upon the skill and expertise of the key personnel of the Adviser and may be affected by key individuals joining or leaving the Adviser and its affiliates. The Adviser expects that such individuals will devote as much time as they believe is necessary to assist the Fund in achieving its investment objective; however, none of such individuals will devote substantially all of his or her working time to the affairs of the Fund. The loss of one or more of the Fund’s key personnel could have a material adverse effect on the performance of the Fund. In addition, the performance of the Private Markets Investment Funds will depend in significant part upon the skill and expertise of the key personnel of the Private Markets Investment Fund’s managers. The Fund will have little or no control on the amount of time such personnel will devote to the Private Markets Investment Funds or the ability of such Private Markets Investment Funds to retain key personnel. The loss of one or more key personnel could have a material adverse effect on the performance of the Private Markets Investment Funds, and thus of the Fund.

Risks Related to Electronic Communication. The Fund may provide to Shareholders statements, reports and other communications relating to the Fund and/or its Shares in electronic form, such as email or via a password protected website (“Electronic Communications”). Electronic Communications may be modified, corrupted, or contain viruses or malicious code, and may not be compatible with a Shareholder’s electronic system. In addition, reliance on Electronic Communications involves the risk of inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent receipt of reports or other information by the Shareholders.

Tax Risks. Investment in the Fund involves numerous tax risks. Please see “Types of Investment and Related Risks – Tax Risks” for a discussion of some of these risks. The Adviser intends to comply at all times with the applicable provisions of the Code necessary for the Fund to elect and thereafter maintain its tax classification as a regulated investment company (“RIC”) under the Code. However, if for any reason the Fund should lose its classification as a RIC, such loss could produce adverse tax consequences.

Potential Conflicts of Interest.  The Adviser’s principals engage in various financial, advisory and investment activities. Although these relationships and services should enable the Adviser to offer attractive opportunities to the Fund, such relationships and services may give rise to potential conflicts with the interests of the Fund and the Shareholders. Conflicts of interest described or contemplated herein and such other conflicts of interest that may arise from time to time will be resolved in the sole discretion of the Adviser. There can be no assurance that any actual or potential conflicts of interest will not adversely affect the Fund and the performance of the Fund, including, without limitation, the following:

Client Relationships.  The Adviser’s principals are also employed by Shepherd Kaplan Krochuk, LLC (the former investment adviser to the Fund) and have long-term relationships and may provide investment advisory and other services to many clients. The Adviser may face conflicts of interest between activities or services performed for the Fund, on the one hand, and other clients on the other hand. In addition, the Adviser’s principals also have long-term relationships with a significant number of corporations and their respective senior managers, as well as with investors who may invest or may have invested in Private Markets Investment Funds and their underlying portfolio companies. In addition, the Adviser’s and Shepherd Kaplan Krochuk, LLC’s principals may also serve on the advisory boards of Private Markets Investment Funds and their affiliated funds, on the boards of entities that serve as the managers or advisers of the Private Markets Investment Funds, or on the boards of operating companies, including Private Markets Investment Funds or their affiliates. These and other similar relationships may raise conflicts between the Fund and other parties and may not be resolved in favor of the Fund

Other Activities of the Adviser. The Adviser will devote such time as shall be reasonably necessary to conduct the business affairs of the Fund in an appropriate manner, and it is expected that the managers of the Private Markets Investment Funds and their affiliates will devote such time as shall be reasonably necessary to conduct the business affairs of the Private Markets Investment Funds in an appropriate manner. However, the Adviser, their employees, such managers and their affiliates may continue to hold economic interests in, and furnish advisory, consulting and/or management services to, other persons or entities and with respect to similar or different investments. In certain circumstances, the ability of the Adviser to affect transactions may be restricted by applicable regulatory requirements and by internal policies designed to comply within such requirements. As a result, there may be periods when, as a result of the Adviser’s or its affiliates’ activities on behalf of other clients, they will not be able to engage in certain types of transactions on behalf of the Fund.

Allocation of Investment Opportunities. In addition, the Adviser and its affiliates intend to establish subsequent funds and advise future separate account clients, that invest or will invest pursuant to the same investment strategy as the Fund. Although the Adviser will use reasonable efforts to assure that investment opportunities appropriate for both the Fund and one or more of its other funds or separate account clients (other than certain of those opportunities that are brought to the Adviser’s attention by or through such separate accounts) are allocated among the accounts of the Adviser (including the Fund and any other funds and separate accounts) on a basis that, over time, is fair and equitable, the Fund (i) will not have any rights to certain investments that are brought to the Adviser’s attention by or through such separate accounts; (ii) will not have exclusive rights to any investment opportunities in relation to the rights of such funds or separate accounts; and (iii) will not be entitled to any specific pro rata investment rights in relation to such funds or separate accounts. In the event of any potential conflicts of interest, including with respect to investment opportunities, the Adviser and its members will act in the manner that they in good faith believe to be in the best interests of the Fund. In the event that a conflict of interest does arise, such conflict should be resolved in a fair and equitable manner.

The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other funds and accounts managed by the Adviser. The Adviser and the Fund may apply for an exemptive order from the SEC that would expand the Fund’s ability to co-invest alongside the Adviser and its affiliates in portfolio investments. There is no assurance that the Adviser or the Fund will receive such an exemptive order on a timely basis or at all. Until they obtain such exemptive order, or if they are not able to obtain the exemptive order, the Fund will not be permitted to participate in certain investments with the Adviser’s other funds and separate accounts. This may reduce the Fund’s ability to deploy capital and invest its assets. The Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available if the exemptive order were obtained.

However, even if granted, the SEC exemptive order will contain certain conditions that may limit or restrict the Fund’s ability to participate in such portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

The Adviser, the portfolio managers of the Private Markets Investment Funds and their respective affiliates may provide services to other client accounts, investment funds and other entities that may invest in the same types of securities as the Private Markets Investment Funds or the Fund. The Adviser and certain of its investment professionals and other principals, also may carry on substantial investment activities for their own accounts, for the accounts of family members and for other accounts (collectively, with the other accounts advised by the Adviser and their affiliates, “Other Accounts”).  In addition, the Adviser may offer the Other Accounts and/or other unaffiliated investors (“Other Investors”) the ability to invest directly in the Private Markets Investment Funds. Allocation decisions will be made fairly, based on all available facts and circumstances. Nonetheless, there may be instances when allocating investments where some Other Investors may participate in certain opportunities made available to the Adviser while the Fund may not. Where accounts have competing interests in a limited investment opportunity, the Adviser does not typically allocate investment opportunities pro rata among funds and clients but rather allocates investment opportunities on the basis of numerous other considerations, including, without limitation, an account’s cash flows, investment objectives and restrictions, participation in other opportunities, appropriate design and balancing of investment portfolios of such account, compliance with applicable laws, and tax concerns as well as the relative size of different accounts’ same or comparable portfolio holdings. Furthermore, the Fund may face competition from these entities for investment opportunities and for the time and attention of their management personnel. As a result, the Fund (i) may not be offered the opportunity to participate in all investment opportunities identified by the Adviser and/or (ii) may not obtain its desired allocation to a particular Private Markets Investment Fund. Competition may also increase the prices the Fund pays for its investments or decrease the price received on sales of investments. In addition, the Adviser may receive fees from Other Accounts and Other Investors that are greater than those charged by the Fund, which could create a conflict of interest with respect to the allocation of investment opportunities. Portfolio managers of the Private Markets Investment Funds may also receive fees from other client accounts and investment funds that they provide services to that are greater than those charged to the Fund, which could also create a conflict of interest. In the event that a conflict of interest does arise, such conflict should be resolved in a fair and equitable manner. Furthermore, where such investment opportunities involve the Adviser and its members, officers, directors, employees and affiliates, such decisions will also be made in accordance with their respective code of ethics of the Adviser.

The Fund will not have exclusive rights to investment opportunities in relation to the rights of such other funds. “Cross transactions” between the Fund and other of the Adviser’s clients may give rise to a conflict of interest between the Fund and those of the other parties to the transaction. To the extent that the Fund makes an investment in the same investment opportunity as Other Accounts or Other Investors (each, a “Side-by-Side Investment”), such Side-by-Side Investment may be impacted by the actions of the Other Accounts and/or Other Investors. For example, in some instances another of the Advisor’s affiliated funds may own a large percentage of a Side-by-Side Investment. The withdrawal of the affiliated fund from such Side-by-Side Investment may (i) negatively impact the price of the securities held by the Side-by-Side Investment or (ii) trigger the liquidation and termination of the Side-by-Side Investment.

Investment Techniques. The Adviser and its affiliates will utilize various investments and investment techniques in the pursuit of the Fund’s investment strategy. Some such investments or investment techniques may potentially give rise to conflicts of interests in relation to the Adviser’s selection of investments or use of techniques (such as leverage) that have the effect of increasing the Adviser’s compensation.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund’s Declaration of Trust (each, a “Declaration of Trust”) authorizes the issuance of an unlimited number of full and fractional Shares of the Fund, each of which represents an equal proportionate interest in the Fund with each other Share. Currently, the Fund offers one class of Shares. The Declaration of Trust provides that the Board may create additional classes of Shares. The Fund may apply to the SEC for exemptive relief from certain provisions of the 1940 Act and rules thereunder that would allow the Fund to offer additional classes of Shares. The Fund may offer additional classes of Shares in the future if such exemptive relief is granted. There is no guarantee that such exemptive relief will be granted.

Share certificates representing Shares will not be issued. The Fund’s Shares, when issued, are fully paid and non-assessable. The Fund does not intend to hold annual meetings of its Shareholders.

Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund (in cash or in kind) among its Shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the Shares. The Declaration of Trust provides that the Fund’s Shareholders are not liable for any liabilities of the Fund.

The Fund may submit to the SEC an application for an exemptive order to permit the Fund to offer additional classes of Shares. Although there is no assurance that the SEC will grant such an order, any additional class of Shares will have certain differing characteristics and differences in the distribution and/or Shareholder servicing fees that may be charged. Currently, only the Fund intends to offer additional classes of Shares if the SEC exemptive order is granted.

The Shares of the Fund outstanding (unlimited number of shares authorized) as of June 30, 2026 were 7,979,863.

Security Voting Rights [Text Block]	Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.
Security Liquidation Rights [Text Block]	Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund (in cash or in kind) among its Shareholders.
Security Liabilities [Text Block]	The Declaration of Trust provides that the Fund’s Shareholders are not liable for any liabilities of the Fund.
Security Preemptive and Other Rights [Text Block]	There are no pre-emptive rights associated with the Shares.
Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Funds Risk. The Fund may obtain investment exposure to various asset classes by investing in other investment companies, including registered investment companies, such as ETFs, mutual funds and closed-end funds, as well as hedge funds, private equity funds, or other Private Markets Investment Funds that are not registered under the 1940 Act. Additional risks of investing in Investment Funds, where noted, are described below:

Strategies Risk: Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them.

Multiple Levels of Fees and Expenses: By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Risk Related to Net Asset Value and Market Price. The market value of the ETFs and closed-end fund shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

Unregistered Investment Funds Risk. A significant portion of the vehicles in which the Fund may invest will likely not be registered under the 1940 Act and, therefore, not subject to the 1940 Act. As a result, the Fund’s investments will not be subject to certain protections afforded to investors under the 1940 Act. These protections include, but are not limited to, certain corporate governance standards, as well as statutory protections against self-dealing and leverage limitations.

Additional Private Markets Investment Funds Risk. Due to the Fund’s investments in Private Markets Investment Funds, the Fund is subject to risks associated with legal and regulatory changes applicable to financial institutions generally, or hedge funds and private equity funds, such as the Private Markets Investment Funds in particular. The Fund may not be able to invest in certain Private Markets Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Private Markets Investment Fund that has been identified as an attractive investment opportunity. The Fund’s investments in certain Private Markets Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Private Markets Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Private Markets Investment Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

Private Markets Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. Private Markets Investment Fund managers may invest the Private Markets Investment Funds’ assets in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Markets Investment Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A Private Markets Investment Fund manager may focus on a particular industry or sector, (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which may subject the Private Markets Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A Private Markets Investment Fund manager may focus on a particular country or geographic region, which may subject the Private Markets Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. Private Markets Investment Fund managers may use derivatives for speculative or hedging purposes. Private Markets Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Markets Investment Fund managers may not be registered under the Investment Advisers Act of 1940, as amended. Private Markets Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Private Markets Investment Funds. Private Markets Investment Fund managers may sell short securities held by Private Markets Investment Funds, which presents the theoretical risk of unlimited loss because of increases in the market price of the security sold short, and the risk that Private Markets Investment Funds’ short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. Private

Markets Investment Fund managers may change their investment strategies at any time. Private Markets Investment Fund managers may invest the Private Markets Investment Funds’ assets without limitation in restricted and illiquid securities. Private Markets Investment Fund managers may invest the Private Markets Investment Funds’ assets in equity securities without limitation as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies, the prices of which may be subject to erratic market movements. Private Markets Investment Fund managers may charge Private Markets Investment Fund investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of a Private Markets Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Markets Investment Fund managers to make investments that are riskier or more speculative than in the absence of these fees.

Additional Risk. The strategy of investing in Investment Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of investment company shares by the Fund may prevent the Fund from allocating investments in the manner the Adviser considers optimal. Generally, the Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any investment company, such as closed-end funds, mutual funds or ETFs, unless it is able to make purchases in reliance upon an Investment Fund’s exemptive order that permits investments in excess of the limits stated above.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, directly or through Investment Funds, the value of the Fund’s investment may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. One of the risks associated with the Fund’s investments is credit risk, which is the risk that an issuer or borrower will be unable to make principal and interest payments on its outstanding debt obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return would be adversely impacted if an issuer of debt securities or a borrower under a loan in which the Fund’s invests becomes unable to make such payments when due. Although the Fund may make investments that the Adviser believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk.  Markets in which the Fund effects its transactions may be “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Fraud Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fraud Risk. A concern when investing in loans and other debt securities is the possibility of a material misrepresentation or omission on the part of the borrower. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund relies upon the accuracy and completeness of representations made by borrowers to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund’s Share price may decrease, and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Such securities also may include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s Share price. Investments in high yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stock and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of convertible securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Convertible securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed-income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund or an Investment Fund is called for redemption, the Fund or Investment Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund or Investment Fund. In addition, the Fund and certain Investment Funds may invest in convertible securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s Share price. Convertible securities have characteristics similar to common stock especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. The Fund intends to qualify as RIC under Subchapter M of the Code, which requires compliance with certain requirements concerning the diversification of its assets. The Fund’s investments in convertible securities can cause challenges for the Fund to comply with these requirements because the valuation of a convertible security may change in a notable manner when its conversion feature is “in the money.”

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk. Preferred securities represent equity interests in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments. Preferred securities are subject to issuer specific and market risks applicable generally to equity securities and are sensitive to changes in the issuer’s credit worthiness and to changes in interest rates and may decline in value if interest rates rise. In addition, preferred securities often have features that can adversely affect their returns, including the following:

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;

•	Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity;

•	An issuer may be able to exercise an option to redeem its preferred securities at par earlier than scheduled; and

•	Certain preferred securities, for example, have redemption features that are triggered by changes in U.S. federal income tax or securities laws.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk. When the Fund invests in equity securities, the Fund’s investments in those securities are subject to price fluctuations based on a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and broader domestic and international political and economic events. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular equity security held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to the market risks described above. Common equity securities in which the Fund may invest are structurally subordinated to preferred equity securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers. In addition, dividends on common equity securities which the Fund may hold are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The Fund faces the risk that it could fail to qualify as a RIC under Subchapter M of the Code, and the risk of changes in tax laws or regulations, or interpretations thereof, possibly with retroactive effect, which could adversely affect the Fund and/or its Shareholders. The federal, state, local and foreign income and other tax consequences of an investment in Fund Shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk. Foreign securities may be issued and traded in foreign currencies. As a result, changes in exchange rates between foreign currencies may affect their values in U.S. dollar terms. For example, if the value of the U.S. dollar goes up, compared to a foreign currency, a loan payable in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. The Fund and certain Investment Funds may employ hedging techniques to minimize these risks, but there can be no assurance that the Fund or Investment Funds will, in fact, hedge currency risk or, that if the Fund or an Investment Fund does, such strategies will be effective. The political, economic, and social structure of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. A government may take over assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for us to vote proxies, exercise stockholder rights, and pursue legal remedies with respect to foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of our investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and to consider with respect to the Fund’s investments in foreign securities. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the United States. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) may involve delays in payment, delivery or recovery of money or investments. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and some countries may lack uniform accounting and auditing standards. Thus, in certain situations, there may be less information publicly available about foreign companies than about most U.S. companies. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located, and the Fund may not be able to pass through to its Shareholders’ foreign tax credits or deductions with respect to these taxes.

Emerging Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Market Risk. The Fund may invest a portion of its assets in countries with newly organized or less developed securities markets directly or indirectly through its investments in Investment Funds. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s or Investment Fund’s value or prevent the Fund or Investment Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Restricted and Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted and Illiquid Investments Risk. The Fund’s and certain Investment Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund or Investment Fund would be difficult to sell, possibly preventing the Fund or Investment Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund or Investment Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations. Investment Funds with principal investment strategies that involve securities of non-traded REITs, companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. The use of leverage, such as borrowing money to purchase securities, by the Fund or certain Investment Funds will magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage via short selling and short positions in futures contracts will also magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage by the Fund or the Investment Funds can substantially increase the adverse impact of risks to which an investment in the Fund may be subject. Generally, the use of leverage also will cause the Fund or Investment Fund to have higher expenses (especially interest and/or short selling-related dividend expenses) than those of funds that do not use such techniques. Trading securities on margin results in interest charges and, depending on the amount of trading activity, such charges could be substantial. The level of interest rates generally, and the rates at which the Fund and the Investment Funds can borrow in particular, can affect the operating results of the Fund. The low margin deposits normally required in futures and forward trading permit a high degree of leverage; accordingly, a relatively small price movement in a futures contract can result in immediate and substantial losses to the investor. Such a high degree of leverage necessarily entails a high degree of risk. In addition, a lender to the Fund or Investment Fund may terminate or refuse to renew any credit facility. If the Fund or Investment Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. The Fund’s use of leverage can produce “unrelated business taxable income”, which can pose a meaningful problem for tax-exempt Shareholders.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The NAV of the Fund changes based on the performance of the securities, derivatives and other instruments in which it invests. The Adviser’s and Investment Funds’ managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of Investment Funds may also prove incorrect and may not produce the desired results.

Business and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and Regulatory Risks. Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances (including wars, terrorist acts or security operations), may adversely affect the Fund.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Repurchases by the Fund of its Shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. Repurchase of Shares will tend to reduce the number of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional Shares are not sold. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders. Please see “Taxation of Shareholders – Sales, Exchanges, or Redemptions” below for more detailed information.

Nature of the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of the Fund. The Fund may make investments in Private Markets Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. Such Private Markets Investment Funds invest may in turn invest in portfolio companies that have no, or relatively short, operating histories, which may have to compete with other companies with greater resources, which are also dependent upon a few key individuals for the successful development and manufacture of products, management, marketing or other critical functions, which may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence or which may require substantial additional capital to support. The Fund will not necessarily have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Markets Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Multiple Levels of Expense [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Expense. Shareholders will pay the fees and expenses of the Fund and will indirectly bear the fees, expenses, and carried interest (if any) of the Private Markets Investment Funds in which the Fund invests. This will result in greater expense to the Shareholders than if such fees, expenses and, as applicable, carried interest were not charged by the Fund and the Private Markets Investment Funds.

Limitations on Transfer [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transfer. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. Therefore, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Repurchase Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Risks. Any repurchase of Shares by the Fund will only be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. The Fund is not required to repurchase Shares at any time.

With respect to any future repurchase offer, Shareholders tendering Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which will generally be approximately 90 days prior to the date that the Shares to be repurchased are valued by the Fund. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased prior to making a decision to tender. General economic and market conditions, or specific events affecting one or more underlying portfolio investments, could cause a decline in the value of Shares in the Fund after a Shareholder elects to tender Shares through the date that the Fund values such Shares for repurchase. Therefore, the value of a Shareholder’s Shares at the time the Fund repurchases such Shares may be lower relative to the date that the Shareholder elected to tender such Shares. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly.

In addition, the Fund’s investments in portfolio investments are subject to lengthy lock-up periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to NAV and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions, and the Fund may require and be unable to obtain the Private Markets Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if the Fund is not able to dispose of its interests in portfolio investments in a timely manner. When the Fund disposes of portfolio investments to raise cash to facilitate repurchases, the Fund will not be as fully invested in portfolio investments as it was prior to such dispositions and thus may not be able to achieve returns at a level that it would if it was more fully invested.

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent the Fund obtains repurchase proceeds by disposition of its interest in certain Private Market Assets, the Fund will thereafter hold a larger proportion of its assets in the remaining Private Market Assets, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining portfolio investments may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s portfolio investments, in that the Fund’s performance may be tied to the performance of fewer portfolio investments and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Availability of Suitable Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Suitable Investments. Although the Adviser believes that it should be able to find, and negotiate satisfactory terms for, suitable investments in sufficient quantity for the Fund, changes in various factors (including, among other factors, the interest rate environment, inflation, general economic conditions, securities market conditions, competition from other investors, tax burdens, foreign exchange rates and foreign political upheaval or instability) may adversely affect the availability of attractive investment opportunities for the Fund. Accordingly, there can be no assurances that the Fund will be able to invest fully or that suitable investment opportunities will be available.

Economic Environment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic Environment. If market conditions deteriorate, the level of attractive investment opportunities for the Fund and the Private Markets Investment Funds may decline from the Adviser’s current expectations. It is possible that the Fund and the Private Markets Investment Funds may take a longer than anticipated time to invest capital, and as a result, for some period of time, the Fund may be relatively concentrated in a limited number of investments. Further, the Fund and the Private Markets Investment Funds may experience increased difficulty exiting an existing investment if a need for liquidity arises. Certain investments may be liquidated at a lower price than the Adviser believes reflects the asset’s fair value.

Diverse Shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Diverse Shareholders. The Shareholders in the Fund may include persons or entities located in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Fund. As a result, conflicts of interest may arise in connection with decisions made by the Adviser that may be more beneficial for one type of Shareholder than for another type of Shareholder.

General Economic and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Risk. Through its portfolio investments, the Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies. A recession or an adverse development in the U.S. and/or foreign securities markets might have an adverse impact on some or all of the investments of the Fund, and thus the value of an investment in the Fund.

Illiquidity of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Investments. An investor’s participation in the Fund requires a long-term commitment, with no certainty of return. The Adviser does not expect the Fund to receive substantial amounts of income or to realize substantial gains over the near term. The Fund’s investments in Private Markets Investment Funds, and most of the portfolio investments of such Private Markets Investment Funds will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale. The Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investment may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable and the Fund or a Private Markets Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund or Private Markets Investment Funds may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund or Private Markets Investment Funds may be required to hold such investments despite adverse price movements. Even those markets which the Adviser or a general partner or manager of a Private Markets Investment Fund expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.

Difficulty of Valuing the Fund’s Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty of Valuing the Fund’s Investments. Generally, there will be no readily available market for the Fund’s investments and, hence, the valuation of the Fund’s investments is difficult and not without uncertainty and may not necessarily reflect the valuation of any such investment’s underlying assets. Valuations of the Fund’s investments will be determined by the Adviser in its sole discretion and will be final and conclusive to all of the Shareholders. The Adviser conducts a fair valuation of the Fund’s private investments based on valuations provided by the managers of such investments, which valuations may also be based on fair valuation procedures. These fair value determinations may prove to be inaccurate. The Adviser may face a conflict of interest in valuing investments that lack a readily accessible market value as the value of the assets held by the Fund will affect the compensation of the Adviser.

The fair values of private investments are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase or the Shareholder’s repurchase proceeds in a repurchase offer. Therefore, Shares may be purchased or repurchased at an NAV that may later turn out to have been incorrect.

Inability to Meet Investment Objective or Investment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Meet Investment Objective or Investment Strategy. The success of the Fund depends upon the ability of the Adviser to identify, select, develop and invest in portfolio investments that the Adviser believes offer the potential of superior relative returns. Similarly, the success of each of the Private Markets Investment Funds depends on the availability of appropriate investment opportunities and the ability of the general partners of such Private Markets Investment Funds to identify, select, develop and invest in appropriate investments. The availability of such opportunities will depend, in part, upon general market conditions. Factors beyond the Adviser’s control also may limit the availability of certain investments. For example, certain venture capital funds have announced they will not allow funds of funds to invest in their latest funds. It is possible that other private equity funds will be similarly reluctant to accept commitments from funds of funds due to concerns related to access to, and confidentiality of, information. Although the Adviser believes that significant investment opportunities currently exist, there can be no assurance that they will continue to exist or that the Adviser or the manager of any Private Markets Investment Fund will be able to identify, select, develop and invest in a sufficient number of opportunities to permit the Fund to invest all of their capital commitments or to diversify their portfolio investments to the extent described herein. In addition, as the number of funds managed by the Adviser increases, the portion of an investment opportunity allocated to any one fund (including the Fund) may decrease.

Performance of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Performance of Investments. The performance of each Private Markets Investment Fund will be affected by the performance of each of such Private Markets Investment Fund’s underlying investments. Many factors will contribute to the performance of each such investment including: default rates and levels and timing of recoveries on investments; the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments; and the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments, among other factors.

In addition, the performance of Private Markets Investment Funds are difficult to measure and therefore such measurements may not be as reliable as performance information for other investment products because, among other things: (i) there is often no market for underlying investments, (ii) Private Markets Investment Funds take years to achieve a realization event and are difficult to value before realization, (iii) Private Markets Investment Funds are made over time as capital is drawn down from investments, (iv) the performance record of their investments are not established until the final distributions are made, which may be 10-12 years or longer after the initial closing and (v) industry performance information for Private Markets Investment Funds’ investments may be skewed upwards due to survivor bias and lack of reporting by underperforming managers.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk. The Private Markets Investment Funds in which the Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the Private Markets Investment Funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Control of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control of Portfolio Companies. A Private Markets Investment Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests that could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Reliance on Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Management. Unless otherwise provided by the 1940 Act, investors will have no right or power to participate in the management of the Fund or remove or replace the Adviser. All decisions with respect to the management of the Fund will be made by the Adviser who, among other things, will select the investments of the Fund. The managers and general partners of the Private Markets Investment Funds selected by the Adviser will in turn make all decisions with respect to the assets invested in such Private Markets Investment Funds. The Adviser will have no direct management authority with respect to either the Private Markets Investment Funds or their portfolio companies and will be relying largely on the management skills of the advisors and managers of the Private Markets Investment Funds and their portfolio companies. The success of the Fund will be dependent upon, among other things, the financial judgment and abilities of the Adviser and the managers and general partners of the Private Markets Investment Funds and their affiliates. Of course, past performance of the Adviser and the managers or general partners of the Private Markets Investment Funds is not a guarantee of future results.

Possibility of Fraud and Other Misconduct [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possibility of Fraud and Other Misconduct. When the Fund invests in the Private Markets Investment Funds, the Fund does not have custody of the assets or control of its investment by the Private Markets Investment Funds. The Private Markets Investment Funds could divert or abscond with the Fund’s assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct, resulting in losses to the Fund. Such misconduct is very difficult or impossible to detect and may not come to light until substantial losses have been incurred.

Distressed, Special Situations and Venture Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed, Special Situations and Venture Investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial conditions. New ventures may require considerable additional capital to develop technologies and markets, acquire customers and achieve or maintain a competitive position. This capital may not be available at all, or on acceptable terms. Further, the technologies and markets of such companies may not develop as anticipated, even after substantial expenditures of capital. Such companies may face intense competition from established companies with much greater financial and technical resources, more extensive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets. The Fund may invest, directly or indirectly, in portfolio companies based in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and of developed foreign markets. Disclosure and regulatory standards in emerging markets are in many respects less stringent than in the United States and in developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a loss of any or all of an investment and, in the case of fixed-income securities, interest thereon. It also may be difficult to enforce contractual or other legal rights in certain countries. For example, legal proceedings in certain jurisdictions may take many years longer to conclude than similar proceedings in more developed countries. Moreover, once a judgment is obtained, a variety of causes may make enforcement or collection of that judgment difficult.

Market Disruption Risk and Terrorism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Fund or a Private Markets Investment Fund invests may result in a liability far in excess of available insurance coverage. The Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Fund.

Investment and Repatriation Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Repatriation Restrictions. Foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. The risks relating to investments in non-U.S. securities may be heightened, for example, with respect to the possibility of nationalization or expropriation and limits on trade and foreign direct investment. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of foreign investment has liberalized in recent years in some countries, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions. These measures could adversely affect the returns associated with certain investments of the Fund.

Competition [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition. The business of investing in private markets opportunities, such as leveraged acquisitions, reorganizations, and private equity situations is highly competitive, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. In addition, the current private equity environment has become even more competitive as hedge funds have begun to compete for investment opportunities that have traditionally been targeted by private equity funds. Moreover, the identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There are no assurances that the Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The failure in cybersecurity systems, as well as the occurrence of events unanticipated in disaster recovery systems and management continuity planning could impair the ability of the Fund to conduct business effectively. The occurrence of a disaster such as a cyberattack, a natural catastrophe, an industrial accident, events unanticipated in the Adviser’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the ability of the Fund to conduct business and on its results of operations and financial condition, particularly if those events affect computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such events could also have an adverse effect on the Private Markets Investment Funds or their respective managers.

The Fund will depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, computer systems could be subject to cyberattacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser or the managers of the Private Markets Investment Funds may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, their computer systems and networks, or otherwise cause interruptions or malfunctions in their operations or the operations of the Fund or the Private Markets Investment Funds, which could result in reputational damage, financial losses, litigation, increased costs, and/or regulatory penalties.

Third parties with which the Fund will do business may also be sources of cybersecurity or other technological risks. Certain functions are outsourced and these relationships allow for the storage and processing of the Fund’s or Adviser’s information, as well as customer, counterparty, employee and borrower information. While the Adviser engages in actions to reduce exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above.

Lack of Regulatory Oversight [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Regulatory Oversight. The Private Markets Investments Funds typically will not be registered as investment companies under the 1940 Act. The 1940 Act provides certain protections to investors and imposes certain restrictions on registered investment companies, none of which will be applicable to the Fund’s investments in Private Markets Investment Funds.

Legal, Tax and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Fund’s investments may adversely affect such investments. For example, from time to time the market for private equity transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for such transactions, in part in response to regulatory pressure on providers of financing to reduce or eliminate their exposure to such transactions. Certain Private Markets Investment Funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent Private Markets Investment Funds or the Fund from making certain investments that they otherwise would make. Other regulations may require the Private Markets Investment Funds or the Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment. For example, the Fund may be subject to the regulations of the U.S. Federal Communications Commission (“FCC”) if it invests in an entity that has a direct or indirect interest in, owns or controls a “media company” (as defined by FCC regulations), such as a television or radio station, cable system or daily newspaper. These restrictions may, among other things, prohibit certain communications between an investor (or such investor’s officers, directors, partners or other officials) and the Adviser pertaining to the operations of the media company and may limit an investor from serving as an agent or employee of the Fund.

The Fund, the Adviser, and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. Some of this evolution may be directed at the private fund industry in general or certain segments of the industry, and may result in scrutiny or claims against the Fund, the Adviser, or their affiliates directly for actions taken or not taken by the Fund or the Adviser. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some portfolio investments unavailable to the Fund. The effect on the Fund, the Adviser, or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse.

Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during recent years have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general. Certain legislation proposing greater regulation of the industry periodically is considered by Congress, as well as the governing bodies of non-U.S. jurisdictions. It is impossible to predict what, if any, changes in the regulations applicable to the Fund or the Private Markets Investment Funds may be instituted in the future. Any such regulation could have a material adverse impact on the profit potential of the Fund or the Private Markets Investment Funds.

Enhanced Scrutiny and Potential Regulation of the Private Investment Partnership Industry and the Financial Services Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Enhanced Scrutiny and Potential Regulation of the Private Investment Partnership Industry and the Financial Services Industry. The Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations, is based on laws and regulations that are subject to change through legislative, judicial, and/or administrative action. Future legislative, judicial, and/or administrative action could adversely affect the Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations.

On July 21, 2010, President Obama signed into law the Dodd-Frank Act. The Dodd-Frank Act provided for a number of changes to the regulatory regime governing investment advisers and Private Markets Investment Funds, including the Adviser and the Fund. Among other effects, the Dodd-Frank Act imposed increased recordkeeping and reporting obligations on the Adviser and on the managers of the Private Markets Investment Funds. Records and reports relating to the Fund that must be maintained by the Adviser and are subject to inspection by the SEC include (i) assets under management and use of leverage (including off-balance-sheet leverage), (ii) counterparty credit risk exposure, (iii) trading and investment positions, (iv) valuation policies and practices of the Fund, (v) type of assets held, (vi) side arrangements or side letters; (vii) trading practices; and (viii) certain other information. While the Dodd-Frank Act subjects such records and reports to certain confidentiality provisions and provides an exemption from the U.S. Freedom of Information Act (“FOIA”), no assurance can be given that the mandated disclosure of records or reports to the SEC or other governmental entities will not have a significant negative impact on the Fund or the Adviser. It is possible that the increased regulatory burden, along with the corresponding increase in compliance costs, may cause some sponsors of Private Markets Investment Funds to exit the private fund industry, thereby decreasing the pool of eligible funds for investments.

The Adviser is required to comply with a variety of periodic reporting and compliance-related obligations under applicable laws (including, without limitation, the obligation of the Adviser and its affiliates to make regulatory filings with respect to the Fund and their activities under the Advisers Act (including, without limitation, Form PF and reports or notices in connection with the Alternative Investment Fund Managers Directive and/or U.S. Commodity Futures Tradition Commission-related matters)). In light of the heightened regulatory environment in which the Fund and the Adviser operate and the ever-increasing regulations applicable to Private Markets Investment Funds and their investment advisors, it has become increasingly expensive and time-consuming for the Fund, the Adviser, and their affiliates to comply with such regulatory reporting and compliance-related obligations. Furthermore, various federal, state, and local agencies have been examining the role of placement agents, finders, and other similar service providers in the context of investment by public pension plans and other similar entities, including investigations and requests for information. The Adviser may be required to provide certain information regarding investors in the Fund to regulatory agencies and bodies in order to comply with applicable laws and regulations. There can be no assurance that any of the foregoing will not have an adverse impact on the Adviser or otherwise impede the Fund’s ability to effectively achieve its investment objectives.

Investment Banking and Other Fees [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Banking and Other Fees. The manager of a Private Markets Investment Fund may receive the economic benefit of certain fees from its portfolio companies for investment banking services and in connection with unconsummated transactions (e.g., topping, break-up, monitoring, directors’, organizational and set-up fees, and financial advisory fees).

Material, Non-Public Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Material, Non-Public Information. Managers of the Private Markets Investment Funds may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities. A Private Markets Investment Fund would not be free to act upon any such information. Due to these restrictions, a Private Markets Investment Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell a portfolio investment that it might otherwise have sold.

Constraints of Confidentiality Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Constraints of Confidentiality Agreements. In the course of its investment process, the Fund and/or the Adviser may be required to enter into confidentiality agreements with current or potential Private Markets Investment Funds, sellers of Secondary Fund Investments, portfolio companies and other counterparties that would prohibit the Fund and/or its affiliates from publicly disclosing sensitive information relating to certain investment opportunities. These arrangements could result in liabilities for the Fund, in particular if a Shareholder that is required or compelled to publicly release information regarding its investments, such as pursuant to FOIA or other similar state or local disclosure laws applicable to such Shareholder, publicly discloses such information in response to an information request or otherwise. The Fund may choose, but is not required, to decline such investment opportunities in order to avoid the risk of exposing the Fund to such liability. As a result, the Fund’s investment flexibility may be constrained by these concerns, which may affect the Adviser’s ability to broaden the Fund’s investment portfolios and attain the diversification it would otherwise prefer.

Provision of Managerial Assistance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Provision of Managerial Assistance. A Private Markets Investment Fund may obtain rights to participate substantially in and to influence substantially the conduct of the management of its portfolio companies that could expose such Private Markets Investment Fund or the Fund to claims by a portfolio company, its security holders and its creditors.

Disposition of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Disposition of Investments. In connection with the disposition of an investment in a portfolio company, a Private Markets Investment Fund may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of any business. A Private Markets Investment Fund may also be required to indemnify the purchasers of such investment to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the investors (including the Fund) in such Private Markets Investment Fund.

Failure to Make Capital Contributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Make Capital Contributions. Typically, under its investment documentation or partnership agreement, a Private Markets Investment Fund may seek damages from an investor (such as the Fund) or impose upon the investor substantial penalties, such as the forfeiture of a substantial portion (e.g., 50% or more) of its investment in such Private Markets Investment Fund, if the investor fails to contribute a required installment of its capital commitment. A Private Markets Investment Fund may be unable to make planned investments if any of its investors fails to make required capital contributions, and may itself become subject to damages for breach of contract in respect of a planned investment. Accordingly, failure to make planned investments may adversely affect the value of the Fund’s investment in a Private Markets Investment Fund and accordingly the value of an investment in the Fund.

Indemnification [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification. A Private Markets Investment Fund may indemnify its managers and their affiliates and personnel against claims, liabilities and expenses, including legal fees, incurred by them by reason of their activities on behalf of a Private Markets Investment Fund and its respective portfolio companies. The Fund’s indemnification obligations under such provisions generally will not be in excess of the Fund’s capital commitment to, plus distributions from, such Private Markets Investment Fund.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. The Fund does not currently anticipate being classified as a “publicly offered regulated investment company” under the applicable tax rules, which may require the imputation of such expenses to the Fund’s Shareholders. Certain expenses of a RIC that is not “publicly offered,” including advisory fees, may not be deductible by certain Shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such Shareholder’s pro rata portion of the affected expenses will be treated as an additional dividend to the Shareholder and will be deductible by such Shareholder. Miscellaneous itemized deductions are not deductible by non-corporate taxpayers in taxable years beginning before 2026 and are subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Internal Revenue Code. No miscellaneous itemized deduction is allowed for any taxable year beginning before 2026. A RIC is not “publicly offered” unless its shares are (i) continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended), (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year.

The Fund or underlying portfolio investments will seek to restrict non-qualifying income from such investments that do not generate qualifying income, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the “Gross Income Test” (as described in the section below titled “U.S. Federal Income Tax Matters”) necessary for the Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code. To the extent the Fund invests in portfolio investments that make investments into portfolio companies that are partnerships or transparent for U.S. federal income tax purposes, the Fund may be allocated non-qualifying income from such portfolio companies. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with the Gross Income Test could have significant negative tax consequences to Fund Shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Gross Income Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) Shareholder’s returns.

The Fund may gain most of its exposure to certain operating portfolio companies and real estate through certain domestic and non-U.S. entities treated as corporations for U.S. federal income tax purposes within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC. To the extent the Fund invests through domestic corporate entities (that are not REITs), any income will likely be subject to the 21% corporate level tax before being distributed to the Fund as a dividend. To the extent that the Fund invests through non-U.S. corporate entities, such entities may be treated as a “controlled foreign corporation” under the Internal Revenue Code. The IRS issued final regulations pursuant to which the “Subpart F” income (defined in Section 951 of the Internal Revenue Code to include certain passive income) of the Fund attributable to its investment in a “controlled foreign corporation” is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in such “controlled foreign corporations” to be derived with respect to the Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income”. The Adviser will carefully monitor the Fund’s investments in such corporate entities to ensure that no more than 25% of the Fund’s assets are treated as invested in a single “issuer” for purposes of the Asset Diversification Test (as described in the section below titled “U.S. Federal Income Tax Matters”). Failure to comply with the Asset Diversification Test could have significant negative tax consequences to Fund Shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Asset Diversification Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) Shareholder’s returns.

In addition, the Fund’s investment in “controlled foreign corporations” may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax as described in the section below titled “U.S. Federal Income Tax Matters”. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so. Failure to satisfy the Distribution Requirement will result in taxation of the Fund as a regular corporation.

Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel. The performance of the Fund will depend in significant part upon the skill and expertise of the key personnel of the Adviser and may be affected by key individuals joining or leaving the Adviser and its affiliates. The Adviser expects that such individuals will devote as much time as they believe is necessary to assist the Fund in achieving its investment objective; however, none of such individuals will devote substantially all of his or her working time to the affairs of the Fund. The loss of one or more of the Fund’s key personnel could have a material adverse effect on the performance of the Fund. In addition, the performance of the Private Markets Investment Funds will depend in significant part upon the skill and expertise of the key personnel of the Private Markets Investment Fund’s managers. The Fund will have little or no control on the amount of time such personnel will devote to the Private Markets Investment Funds or the ability of such Private Markets Investment Funds to retain key personnel. The loss of one or more key personnel could have a material adverse effect on the performance of the Private Markets Investment Funds, and thus of the Fund.

Risks Related to Electronic Communication [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Electronic Communication. The Fund may provide to Shareholders statements, reports and other communications relating to the Fund and/or its Shares in electronic form, such as email or via a password protected website (“Electronic Communications”). Electronic Communications may be modified, corrupted, or contain viruses or malicious code, and may not be compatible with a Shareholder’s electronic system. In addition, reliance on Electronic Communications involves the risk of inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent receipt of reports or other information by the Shareholders.

Taxs Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. Investment in the Fund involves numerous tax risks. Please see “Types of Investment and Related Risks – Tax Risks” for a discussion of some of these risks. The Adviser intends to comply at all times with the applicable provisions of the Code necessary for the Fund to elect and thereafter maintain its tax classification as a regulated investment company (“RIC”) under the Code. However, if for any reason the Fund should lose its classification as a RIC, such loss could produce adverse tax consequences.

Potential Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest.  The Adviser’s principals engage in various financial, advisory and investment activities. Although these relationships and services should enable the Adviser to offer attractive opportunities to the Fund, such relationships and services may give rise to potential conflicts with the interests of the Fund and the Shareholders. Conflicts of interest described or contemplated herein and such other conflicts of interest that may arise from time to time will be resolved in the sole discretion of the Adviser. There can be no assurance that any actual or potential conflicts of interest will not adversely affect the Fund and the performance of the Fund, including, without limitation, the following:

Client Relationships.  The Adviser’s principals are also employed by Shepherd Kaplan Krochuk, LLC (the former investment adviser to the Fund) and have long-term relationships and may provide investment advisory and other services to many clients. The Adviser may face conflicts of interest between activities or services performed for the Fund, on the one hand, and other clients on the other hand. In addition, the Adviser’s principals also have long-term relationships with a significant number of corporations and their respective senior managers, as well as with investors who may invest or may have invested in Private Markets Investment Funds and their underlying portfolio companies. In addition, the Adviser’s and Shepherd Kaplan Krochuk, LLC’s principals may also serve on the advisory boards of Private Markets Investment Funds and their affiliated funds, on the boards of entities that serve as the managers or advisers of the Private Markets Investment Funds, or on the boards of operating companies, including Private Markets Investment Funds or their affiliates. These and other similar relationships may raise conflicts between the Fund and other parties and may not be resolved in favor of the Fund

Other Activities of the Adviser. The Adviser will devote such time as shall be reasonably necessary to conduct the business affairs of the Fund in an appropriate manner, and it is expected that the managers of the Private Markets Investment Funds and their affiliates will devote such time as shall be reasonably necessary to conduct the business affairs of the Private Markets Investment Funds in an appropriate manner. However, the Adviser, their employees, such managers and their affiliates may continue to hold economic interests in, and furnish advisory, consulting and/or management services to, other persons or entities and with respect to similar or different investments. In certain circumstances, the ability of the Adviser to affect transactions may be restricted by applicable regulatory requirements and by internal policies designed to comply within such requirements. As a result, there may be periods when, as a result of the Adviser’s or its affiliates’ activities on behalf of other clients, they will not be able to engage in certain types of transactions on behalf of the Fund.

Allocation of Investment Opportunities. In addition, the Adviser and its affiliates intend to establish subsequent funds and advise future separate account clients, that invest or will invest pursuant to the same investment strategy as the Fund. Although the Adviser will use reasonable efforts to assure that investment opportunities appropriate for both the Fund and one or more of its other funds or separate account clients (other than certain of those opportunities that are brought to the Adviser’s attention by or through such separate accounts) are allocated among the accounts of the Adviser (including the Fund and any other funds and separate accounts) on a basis that, over time, is fair and equitable, the Fund (i) will not have any rights to certain investments that are brought to the Adviser’s attention by or through such separate accounts; (ii) will not have exclusive rights to any investment opportunities in relation to the rights of such funds or separate accounts; and (iii) will not be entitled to any specific pro rata investment rights in relation to such funds or separate accounts. In the event of any potential conflicts of interest, including with respect to investment opportunities, the Adviser and its members will act in the manner that they in good faith believe to be in the best interests of the Fund. In the event that a conflict of interest does arise, such conflict should be resolved in a fair and equitable manner.

The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other funds and accounts managed by the Adviser. The Adviser and the Fund may apply for an exemptive order from the SEC that would expand the Fund’s ability to co-invest alongside the Adviser and its affiliates in portfolio investments. There is no assurance that the Adviser or the Fund will receive such an exemptive order on a timely basis or at all. Until they obtain such exemptive order, or if they are not able to obtain the exemptive order, the Fund will not be permitted to participate in certain investments with the Adviser’s other funds and separate accounts. This may reduce the Fund’s ability to deploy capital and invest its assets. The Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available if the exemptive order were obtained.

However, even if granted, the SEC exemptive order will contain certain conditions that may limit or restrict the Fund’s ability to participate in such portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

The Adviser, the portfolio managers of the Private Markets Investment Funds and their respective affiliates may provide services to other client accounts, investment funds and other entities that may invest in the same types of securities as the Private Markets Investment Funds or the Fund. The Adviser and certain of its investment professionals and other principals, also may carry on substantial investment activities for their own accounts, for the accounts of family members and for other accounts (collectively, with the other accounts advised by the Adviser and their affiliates, “Other Accounts”).  In addition, the Adviser may offer the Other Accounts and/or other unaffiliated investors (“Other Investors”) the ability to invest directly in the Private Markets Investment Funds. Allocation decisions will be made fairly, based on all available facts and circumstances. Nonetheless, there may be instances when allocating investments where some Other Investors may participate in certain opportunities made available to the Adviser while the Fund may not. Where accounts have competing interests in a limited investment opportunity, the Adviser does not typically allocate investment opportunities pro rata among funds and clients but rather allocates investment opportunities on the basis of numerous other considerations, including, without limitation, an account’s cash flows, investment objectives and restrictions, participation in other opportunities, appropriate design and balancing of investment portfolios of such account, compliance with applicable laws, and tax concerns as well as the relative size of different accounts’ same or comparable portfolio holdings. Furthermore, the Fund may face competition from these entities for investment opportunities and for the time and attention of their management personnel. As a result, the Fund (i) may not be offered the opportunity to participate in all investment opportunities identified by the Adviser and/or (ii) may not obtain its desired allocation to a particular Private Markets Investment Fund. Competition may also increase the prices the Fund pays for its investments or decrease the price received on sales of investments. In addition, the Adviser may receive fees from Other Accounts and Other Investors that are greater than those charged by the Fund, which could create a conflict of interest with respect to the allocation of investment opportunities. Portfolio managers of the Private Markets Investment Funds may also receive fees from other client accounts and investment funds that they provide services to that are greater than those charged to the Fund, which could also create a conflict of interest. In the event that a conflict of interest does arise, such conflict should be resolved in a fair and equitable manner. Furthermore, where such investment opportunities involve the Adviser and its members, officers, directors, employees and affiliates, such decisions will also be made in accordance with their respective code of ethics of the Adviser.

The Fund will not have exclusive rights to investment opportunities in relation to the rights of such other funds. “Cross transactions” between the Fund and other of the Adviser’s clients may give rise to a conflict of interest between the Fund and those of the other parties to the transaction. To the extent that the Fund makes an investment in the same investment opportunity as Other Accounts or Other Investors (each, a “Side-by-Side Investment”), such Side-by-Side Investment may be impacted by the actions of the Other Accounts and/or Other Investors. For example, in some instances another of the Advisor’s affiliated funds may own a large percentage of a Side-by-Side Investment. The withdrawal of the affiliated fund from such Side-by-Side Investment may (i) negatively impact the price of the securities held by the Side-by-Side Investment or (ii) trigger the liquidation and termination of the Side-by-Side Investment.

Investment Techniques. The Adviser and its affiliates will utilize various investments and investment techniques in the pursuit of the Fund’s investment strategy. Some such investments or investment techniques may potentially give rise to conflicts of interests in relation to the Adviser’s selection of investments or use of techniques (such as leverage) that have the effect of increasing the Adviser’s compensation.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	53 State Street
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
Contact Personnel Name	Richard Blair

[1]	“Fees and Interest Payments on Borrowed Funds” and “Other Expenses” represent estimated amounts that the Fund is currently incurring.
[2]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Private Markets Investment Funds in which the Fund invests. Some or all of the Private Markets Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Private Markets Investment Funds’ performance. The Private Markets Investment Funds in which the Fund invests generally charge a management fee of 0.00% to 2.00%, and approximately 0% to 20% of net profits as a carried interest allocation. The fees and expenses indicated are based on the prior fiscal period. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Private Markets Investment Funds, which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.